GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of movement of goodwill

		Coalition
Movement of Goodwill, separated by CGU:		and loyalty
	Air	program
	Transport	Multiplus	Total
	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2015	2,658,503	654,898	3,313,401
Increase (decrease) due to exchange rate differences	(823,415)	(209,411)	(1,032,826)
Closing balance as of December 31, 2015	1,835,088	445,487	2,280,575
Opening balance as of January 1, 2016	1,835,088	445,487	2,280,575
Increase (decrease) due to exchange rate differences	341,813	88,261	430,074
Others	(267)	-	(267)
Closing balance as of December 31, 2016	2,176,634	533,748	2,710,382
Opening balance as of January 1, 2017	2,176,634	533,748	2,710,382
Increase (decrease) due to exchange rate differences	(29,942)	(7,890)	(37,832)
Others	-	-	-
Closing balance as of December 31, 2017	2,146,692	525,858	2,672,550

Schedule of recoverable values categories by CGU

As of December 31, 2017 the recoverable values were determined using the following assumptions presented below:

		Air transportation	Coalition and loyalty
		CGU	program Multiplus CGU (2)
Annual growth rate (Terminal)%		1.0 - 2.0	4.0 - 5.0
Exchange rate (1)	R$/US$	3.3 - 3.9	3.3 - 3.9
Discount rate based on the weighted average cost of capital (WACC)%		7.55 - 8.55	-
Discount rate based on cost of equity (Ke)%		-	12.4 - 13.4
Fuel Price from futures price curves commodities markets	US$/barrel	73-78	-

(1) In line with the expectations of the Central Bank of Brazil

(2) The flow, as well as annual growth rte and discount, are denominated in real.

Schedule of sensitivity analysis of goodwill by CGU

The sensitivity analysis included the individual impact of changes in estimates critical in determining the recoverable amounts, namely:

			Decrease
	Increase	Increase	Minimum
	Maximum	Maximum	terminal
	WACC	CoE	growth rate
	%	%	%
Air transportation CGU	8.55	-	1.0
Coalition and loyalty program Multiplus CGU	-	13.4	4.0